CTIVP® – CenterSquare Real Estate Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Real Estate 99.5%
Data Center REITs 12.5%
Digital Realty Trust, Inc.	58,370	9,446,017
Equinix, Inc.	17,850	15,844,195
Total		25,290,212
Diversified REITs 0.7%
Broadstone Net Lease, Inc.	78,800	1,493,260
Health Care REITs 16.1%
Alexandria Real Estate Equities, Inc.	20,680	2,455,750
American Healthcare REIT, Inc.	64,230	1,676,403
CareTrust REIT, Inc.	31,490	971,781
Healthpeak Properties, Inc.	214,040	4,895,095
Omega Healthcare Investors, Inc.	60,200	2,450,140
Ventas, Inc.	118,860	7,622,492
Welltower, Inc.	96,530	12,358,736
Total		32,430,397
Hotel & Resort REITs 2.9%
Apple Hospitality REIT, Inc.	46,870	696,019
DiamondRock Hospitality Co.	124,051	1,082,965
Host Hotels & Resorts, Inc.	190,130	3,346,288
Ryman Hospitality Properties, Inc.	4,570	490,087
Xenia Hotels & Resorts, Inc.	12,202	180,224
Total		5,795,583
Industrial REITs 13.8%
Americold Realty Trust, Inc.	63,750	1,802,213
EastGroup Properties, Inc.	8,595	1,605,718
First Industrial Realty Trust, Inc.	74,860	4,190,663
Lineage, Inc.	22,540	1,766,685
LXP Industrial Trust	47,314	475,506
Prologis, Inc.	119,780	15,125,818
Rexford Industrial Realty, Inc.	56,550	2,845,030
Total		27,811,633
Multi-Family Residential REITs 9.7%
Camden Property Trust	39,580	4,889,317
Equity Residential	90,620	6,747,565
UDR, Inc.	172,410	7,817,070
Total		19,453,952
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 4.8%
BXP, Inc.	41,560	3,343,917
Cousins Properties, Inc.	94,600	2,788,808
Douglas Emmett, Inc.	66,889	1,175,240
Kilroy Realty Corp.	32,730	1,266,651
Vornado Realty Trust	27,960	1,101,624
Total		9,676,240
Other Specialized REITs 6.2%
EPR Properties	7,640	374,666
Iron Mountain, Inc.	36,270	4,309,964
Lamar Advertising Co., Class A	15,950	2,130,920
VICI Properties, Inc.	170,020	5,663,366
Total		12,478,916
Retail REITs 17.7%
Agree Realty Corp.	43,730	3,294,181
Brixmor Property Group, Inc.	148,830	4,146,404
InvenTrust Properties Corp.	33,878	961,119
Kimco Realty Corp.	253,090	5,876,750
Macerich Co. (The)	54,070	986,237
NetSTREIT Corp.	34,820	575,575
NNN REIT, Inc.	53,390	2,588,881
Phillips Edison & Co., Inc.	30,833	1,162,712
Realty Income Corp.	111,900	7,096,698
Retail Opportunity Investments Corp.	158,520	2,493,519
Simon Property Group, Inc.	38,500	6,507,270
Total		35,689,346
Self Storage REITs 8.0%
CubeSmart	25,680	1,382,354
Extra Space Storage, Inc.	48,340	8,710,385
Public Storage	16,500	6,003,855
Total		16,096,594
Single-Family Residential REITs 5.5%
Invitation Homes, Inc.	169,840	5,988,558
Sun Communities, Inc.	38,367	5,185,300
Total		11,173,858

CTIVP® – CenterSquare Real Estate Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – CenterSquare Real Estate Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecom Tower REITs 1.6%
American Tower Corp.	7,270	1,690,711
SBA Communications Corp.	6,268	1,508,708
Total		3,199,419
Total Real Estate		200,589,410
Total Common Stocks (Cost: $164,443,737)		200,589,410

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(b)	1,042,822	1,042,718
Total Money Market Funds (Cost: $1,042,718)		1,042,718
Total Investments in Securities (Cost $165,486,455)		201,632,128
Other Assets & Liabilities, Net		(57,222)
Net Assets		$201,574,906
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	801,968	15,213,929	(14,973,117)	(62)	1,042,718	281	41,953	1,042,822
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – CenterSquare Real Estate Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7030_12_C01_(11/24)